Consideration payable - Summary of Consideration Payable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Opening Balance	$ 0	$ 1,894,000
Payments	0	(2,096,000)
Remeasurement during the year		202,000
Ending Balance	$ 0	$ 0